AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15, 2026

File No. 333-280471

811-23977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 23 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 25 [X]

(Check appropriate box or boxes)

BNY Mellon ETF Trust II

(Exact Name of Registrant as Specified in Charter)

240 Greenwich Street

New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922-6400

Deirdre Cunnane, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

Copy to:

Beau Yanoshik, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

	Immediately upon filing pursuant to paragraph (b)
☒	On November 2, 2026 pursuant to paragraph (b)
	60 days after filing pursuant to paragraph (a)(1)
	On (date) pursuant to paragraph (a)(1)
	75 days after filing pursuant to paragraph (a)(2)
	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A for BNY Mellon ETF Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 2, 2026, the effectiveness of Post-Effective Amendment No. 19 (“PEA No. 19”), which was filed with the Commission via EDGAR Accession No. 0000030146-26-000305 on July 17, 2026, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 19 by means of this filing, Parts A, B and C of PEA No. 19, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUSES

The Prospectus for the BNY Mellon Power Infrastructure ETF is incorporated herein by reference to Part A of PEA No. 19.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the BNY Mellon Power Infrastructure ETF is incorporated herein by reference to Part B of PEA No. 19.

PART C – OTHER INFORMATION

The Part C for the BNY Mellon Power Infrastructure ETF is incorporated herein by reference to Part C of PEA No. 19.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on this 15th day of October, 2026.

BNY Mellon ETF Trust II

/s/ Lisa M. King

Lisa M. King

Vice President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ David DiPetrillo*	President (Principal Executive Officer)	October 15, 2026
David DiPetrillo

/s/ James Windels*	Treasurer (Principal Financial and	October 15, 2026
James Windels	Accounting Officer)

/s/ J. Charles Cardona*	Chairman of the Board	October 15, 2026
J. Charles Cardona

/s/ Kristen M. Dickey*	Board Member	October 15, 2026
Kristen M. Dickey

/s/ F. Jack Liebau, Jr.*	Board Member	October 15, 2026
F. Jack Liebau, Jr.

/s/ Jill I. Mavro*	Board Member	October 15, 2026
Jill I. Mavro

/s/ Kevin W. Quinn*	Board Member	October 15, 2026
Kevin W. Quinn

/s/ Stacy L. Schaus*	Board Member	October 15, 2026
Stacy L. Schaus

*By: /s/ Lisa M. King
Lisa M. King
Attorney-in-Fact